LEASES (Tables)	12 Months Ended
Dec. 31, 2024
Leases [Abstract]
Lease, Cost [Table Text Block]
The components of lease expense for the years ended December 31, 2024, 2023 and 2022 were as follows:

(Dollars in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Operating lease cost	$8,095	$7,773	$7,626
Short-term lease cost	0	0	8
Variable lease cost	3,109	3,107	2,827
Total operating lease cost	$11,204	$10,880	$10,461

Lessee, Operating Lease, Liability, Maturity [Table Text Block]
Future minimum commitments due under these lease agreements as of December 31, 2024 are as follows:

(Dollars in thousands)	Operating leases
2025	$8,147
2026	7,884
2027	7,561
2028	7,524
2029	7,100
Thereafter	36,365
Total lease payments	74,582
Less: imputed interest	(14,781)
Total	$59,801

Schedule of supplemental balance sheet information related to leases. [Table Text Block]
The weighted average lease term and discount rate for the Company's operating leases were as follows:

	December 31, 2024	December 31, 2023	December 31, 2022
Operating leases
Weighted-average remaining lease term	11.5 years	12.3 years	13.1 years
Weighted-average discount rate	3.48%	3.43%	3.29%

Schedule of supplemental cash flow information related to leases [Table Text Block]
Supplemental cash information at year end related to leases was as follows:

(Dollars in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows from operating leases	$8,441	$7,819	$7,824
ROU assets obtained in exchange for lease obligations
Operating leases	1,552	6,585	4,730